Leases - Summary of Change in Right-of-Use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	$ 476,039
Property, plant and equipment including right-of-use assets at end of period	556,869
Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at end of period	81,533
Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at end of period	70,981
Machinery and equipment
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	10,680
Property, plant and equipment including right-of-use assets at end of period	10,552
Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at end of period	10,552
Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, ending balance	69,512
Gross carrying amount | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	172,445
Addition	8,214
Cancellations	(12,140)
Remeasurement	(288)
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(5,145)
Property, plant and equipment including right-of-use assets at end of period	163,086
Gross carrying amount | Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	122,613
Addition	4,768
Cancellations	(10,858)
Remeasurement	0
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(4,063)
Property, plant and equipment including right-of-use assets at end of period	112,460
Gross carrying amount | Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	49,832
Addition	3,446
Cancellations	(1,282)
Remeasurement	(288)
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(1,082)
Property, plant and equipment including right-of-use assets at end of period	50,626
Gross carrying amount | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	141,448
Addition	43,503
Reclassification to inventory - (Restated)	(44,455)
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(4,716)
Gross lease liabilities, ending balance	135,780
Accumulated depreciation and amortisation | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(73,443)
Cancellations	3,981
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	1,460
Depreciation expense	(13,235)
Depreciation expense capitalized to inventory	316
Property, plant and equipment including right-of-use assets at end of period	(81,553)
Accumulated depreciation and amortisation | Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(34,291)
Cancellations	2,913
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	1,319
Depreciation expense	(11,420)
Depreciation expense capitalized to inventory	0
Property, plant and equipment including right-of-use assets at end of period	(41,479)
Accumulated depreciation and amortisation | Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(39,152)
Cancellations	1,068
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	141
Depreciation expense	(1,815)
Depreciation expense capitalized to inventory	316
Property, plant and equipment including right-of-use assets at end of period	(40,074)
Accumulated depreciation and amortisation | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(71,225)
Reclassification to inventory - (Restated)	6,047
Reclassification to inventory - (Restated)	(2,189)
Depreciation expense	1,099
Gross lease liabilities, ending balance	$ (66,268)